Consolidated Balance Sheet(USD ($))	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 21,689,658	$ 8,479,413	$ 9,037,550
Restricted cash	253	253	253
Accounts receivable	772,247	796,897	115,163
Inventories	39,544,056	59,812,645	54,336,501
Other receivables	16,834,786	18,042,360	11,991,134
Prepaid expenses	8,424,989	11,083,708	6,085,379
Advances to suppliers	2,045,650	9,525,250	10,160,552
Deferred income tax assets	6,064,661	6,327,932	2,972,570
Total current assets	95,376,300	114,068,458	94,699,102
Property, plant and equipment, net	43,512,666	45,439,360	43,042,136
Land use rights, net	709,106	724,760	748,410
Goodwill			26,346,942
Other assets	12,972	12,976	520,559
Total assets	139,611,044	160,245,554	165,357,149
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term bank loans		15,832,555	10,998,162
Accounts payable	26,780,245	30,900,586	28,417,894
Cash card and coupon liabilities	19,495,245	18,604,188	16,024,437
Customer deposits received	1,155,176	1,248,278	931,604
Accrued expenses and other payables	26,014,956	28,097,212	14,328,656
Income taxes payable	23,301	2,726	227,016
Total current liabilities	73,468,923	94,685,545	70,927,769
Total liabilities	73,468,923	94,685,545	70,927,769
Shareholders' equity
Common stock	1,522	1,444	10,448
Series A convertible preferred stock	5,294	23,861	56,945
Additional paid-in capital	92,521,489	92,503,000	91,610,531
Retained earnings - appropriated	8,323,312	8,323,312	7,282,560
Retained earnings	(48,892,649)	(47,841,708)	(15,758,416)
Accumulated other comprehensive income	14,183,153	12,550,100	11,227,312
Total shareholders' equity	66,142,121	65,560,009	94,429,380
Total liabilities and shareholders' equity	$ 139,611,044	$ 160,245,554	$ 165,357,149